Summary of Significant Accounting Policies - Summary of Equity Securities without Readily Determinable Fair Value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Securities without Readily Determinable Fair Value [Line Items]
Upward adjustments		¥ 3,149	¥ 170
Downward adjustments (including impairment)	¥ (36,600)
Total unrealized gain (losses)	(36,600)	3,149	¥ 170
Initial cost basis	854,174	852,892
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)
Total carrying value at the end of the period	¥ 820,893	¥ 856,211